INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013
Series Seven [Member]
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	$ 0	$ 0
Fund Receivable			101,525
Series Nine [Member]
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	88,096	213,903
Series Ten [Member]
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	170,438	236,913
Series Eleven [Member]
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	322,392	420,925
Series Twelve [Member]
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	211,967	244,848
Series Fourteen [Member]
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	493,502	761,579
Fund Receivable			$ 153,800